Related Party Transactions	9 Months Ended
Sep. 30, 2018
Community Specialty Pharmacy, LLC [Member]
Related Party Transactions

Note 4 – Related Party Transactions

At December 31, 2015, Mr. Nik Panchal was owed $35,663 in advances, which carried a 1% interest rate and was payable on demand. In 2016, $14,111 was contributed capital and $286 of accrued interest is included in the principal balance at period end. The balance at December 31, 2016 was $21,838. In 2017, $327 of accrued interest was included in additional borrowings. In December 2017, Mr. Panchal converted the advance to a capital contribution. At December 31, 2017 the balance was $0.

In 2016 the Company entered into a verbal lease with ProPharma, LLC, partially owned by Mr. Nik Panchal (100% owner of CSP). The verbal terms were for lease of the space for $2,000 per month, no deposit, pending a formal lease execution. A lease was executed on June 1, 2017 for a term of 5 years to June 1, 2022 with a total monthly payment of $2,000 monthly and no security deposit. Rent expense for the periods 2016, 2017 and 2018 were $15,300, $0 and $18,000, respectively. In 2017, $18,048 of repairs and maintenance was paid in lieu of rent. In 2018 the rent expense was waived and recognized as a capital contribution.